SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

Scudder Balanced Fund                       Scudder Growth Fund
Scudder Dynamic Growth Fund                 Scudder Large Company
Scudder Focus Growth Fund                     Growth Fund
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The Portfolio Managers

Effective February 4, 2002, the following funds have changed their portfolio management teams. The new teams are noted below:

Scudder Balanced Fund                      Scudder Growth Fund

  William Gadsden                            Jesse Stuart
  Lead Portfolio Manager                     Lead Portfolio Manager
   o Began investment career in 1981          o Began investment career in 1996
   o Joined the advisor in 1983               o Joined the advisor in 1996
   o Joined the fund team in 2002             o Joined the fund team in 2001

  Jesse Stuart                               William Gadsden
   o Began investment career in 1996          o Began investment career in 1981
   o Joined the advisor in 1996               o Joined the advisor in 1983
   o Joined the fund team in 2002             o Joined the fund team in 2002

  Robert Cessine                           Scudder Large Company Growth Fund
   o Began investment career in 1982
   o Joined the advisor in 1993               Jesse Stuart
   o Joined the fund team in 1999             Lead Portfolio Manager
                                               o Began investment career in 1996
Scudder Dynamic Growth Fund                    o Joined the advisor in 1996
                                               o Joined the fund team in 2001
  Sewall Hodges
  Lead Portfolio Manager                      William Gadsden
   o Began investment career in 1978           o Began investment career in 1981
   o Joined the advisor in 1995                o Joined the advisor in 1983
   o Joined the fund team in 2002              o Joined the fund team in 2002

Scudder Focus Growth Fund

  Jesse Stuart
  Lead Portfolio Manager
   o Began investment career in 1996
   o Joined the advisor in 1996
   o Joined the fund team in 2001

  William Gadsden
   o Began investment career in 1981
   o Joined the advisor in 1983
   o Joined the fund team in 2002




February 4, 2002